CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Employee benefits (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Employee benefits
Current	$ 35,955,643	$ 35,653,431
Non-current	8,286,355	8,157,745
Total	44,241,998	43,811,176
Accrued vacations
Employee benefits
Total	20,769,275	19,828,622
Employee remuneration payable
Employee benefits
Total	15,186,368	15,824,809
Indemnities for years of service
Employee benefits
Total	$ 8,286,355	$ 8,157,745